CREDITORS ARRANGEMENT AND DISCONTINUED OPERATION (Details) ₪ in Thousands, $ in Thousands	1 Months Ended
	Feb. 25, 2016 USD ($) shares	Feb. 25, 2016 ILS (₪) shares	Feb. 02, 2016 USD ($) shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Percentage of ordinary shares issued and outstandings share capital by shareholder				99.90%
Amount of shareholders consideration | $	$ 153
Net amount charged on capital contribution by shareholders | $			$ 954
Conversion of non-tradable options to purchase ordinary share	71,923,175	71,923,175
Reverse split	30,465	30,465
Increasing registrar share capital	700,000,000	700,000,000		700,000,000	700,000,000
Issuance of ordinary shares				10,694,820	10,000,000
Ordinary shares [Member]
Issuance of ordinary shares			9,990,000
NIS [Member]
Amount of shareholders consideration | ₪		₪ 600